INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2024
Classes of current inventories [abstract]
Disclosure of inventory [Table Text Block]
	March 31, 2024 $	March 31, 2023 $

Raw materials	2,513,413	2,418,530
Finished goods	405,911	430,543
Allowance for impairment	(203,553)	-
Total inventories	2,715,771	2,849,073
Less: non-current portion	(1,293,789)	-
Total current portion of inventories	1,421,982	2,849,073

Disclosure of detailed information about prepaid inventory [Table Text Block]
	March 31, 2024 $	March 31, 2023 $

Prepaid inventory, beginning of year	114,725	855,415
Inventory received	(114,725)	(740,690)
Prepaid inventory, end of year	-	114,725